Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current:
Withholding taxes and value added tax payables	$ 9,288	$ 5,500
Other liabilities	2,204	1,893
Total	11,492	7,393
Non-current:
Other liabilities	211	164
Total	$ 211	$ 164